Net Loss From Continuing Operations - Other losses, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Income (Loss) From Continuing Operations [Abstract]
Foreign exchange gains (losses), net	$ 955	$ (346)	$ (1,719)
Others	(2,383)	(607)	(1,458)
Other operating income (expense)	$ (1,428)	$ (953)	$ (3,177)